Leases - Schedule of Supplemental Balance Sheet to Leases (Details)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
Operating lease:
Operating lease right-of-use assets	¥ 467,577	$ 65,680	¥ 811,819
Current operating lease obligation	371,879	52,238	350,366
Noncurrent operating lease obligation	95,698	13,443	461,453
Total operating lease obligation	¥ 467,577	$ 65,681	¥ 811,819
Weighted average discount rate	4.75%	4.75%
Weighted average remaining lease term (years)	1 year 3 months	1 year 3 months